Property, plant and equipment	12 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	10. Property, plant and equipment

Accounting policies

Land and buildings are stated at cost less accumulated depreciation. Freehold land is not depreciated. Leaseholds are generally depreciated over the unexpired period of the lease. Other property, plant and equipment are depreciated on a straight-line basis to estimated residual values over their expected useful lives, and these values and lives are reviewed each year. Subject to these reviews, the estimated useful lives fall within the following ranges: buildings – 10 to 50 years; casks and containers within plant and equipment – 15 to 50 years; other plant and equipment – 5 to 40 years; fixtures and fittings – 5 to 10 years; and returnable bottles, kegs and crates – 5 to 30 years.
Reviews are carried out if there is an indication that assets may be impaired, to ensure that property, plant and equipment are not carried at above their recoverable amounts.

Government grants

Government grants are not recognised until there is reasonable assurance that the group will comply with the conditions pursuant to which they have been granted and that the grants will be received. Government grants in respect of property, plant and equipment are deducted from the asset that they relate to, reducing the depreciation expense charged to the income statement.

	Land and buildings $ million	Plant and equipment $ million	Fixtures and fittings $ million	Returnable bottles, kegs and crates $ million	Under construction $ million	Total $ million
Cost
At 30 June 2023	3,350	6,449	164	521	1,571	12,055
Hyperinflation adjustment	48	70	2	12	16	148
Exchange differences	(74)	(123)	(3)	(24)	(50)	(274)
Sale of businesses	(1)	(14)	(3)	—	—	(18)
Additions	207	383	15	30	911	1,546
Disposals	(57)	(189)	(9)	(19)	(9)	(283)
Transfers	169	679	11	13	(872)	—
Reclassification to assets held for sale	(25)	(97)	—	(19)	(4)	(145)
At 30 June 2024	3,617	7,158	177	514	1,563	13,029
Hyperinflation adjustment	33	38	1	6	4	82
Exchange differences	162	354	30	42	40	628
Acquisitions	—	—	—	—	1	1
Additions	160	388	19	38	977	1,582
Borrowing costs capitalised	16	22	—	—	56	94
Disposals	(93)	(222)	(16)	(43)	(36)	(410)
Transfers	367	415	11	(7)	(786)	—
Reclassification to assets held for sale	(40)	(211)	(1)	(76)	(8)	(336)
At 30 June 2025	4,222	7,942	221	474	1,811	14,670
Accumulated depreciation
At 30 June 2023	986	2,946	96	289	—	4,317
Exchange differences	(20)	(69)	(3)	(15)	—	(107)
Depreciation charge for the year	175	365	23	37	—	600
Exceptional accelerated depreciation and impairment	9	36	1	—	—	46
Sale of businesses	(1)	(13)	(3)	—	—	(17)
Disposals	(43)	(156)	(9)	(20)	—	(228)
Reclassification to assets held for sale	(8)	(72)	—	(11)	—	(91)
At 30 June 2024	1,098	3,037	105	280	—	4,520
Exchange differences	90	119	19	23	—	251
Depreciation charge for the year	180	408	24	42	—	654
Exceptional accelerated depreciation and impairment	34	115	3	—	—	152
Disposals	(73)	(212)	(15)	(40)	—	(340)
Reclassification to assets held for sale	(8)	(59)	(1)	(27)	—	(95)
At 30 June 2025	1,321	3,408	135	278	—	5,142
Carrying amount
At 30 June 2025	2,901	4,534	86	196	1,811	9,528
At 30 June 2024	2,519	4,121	72	234	1,563	8,509
At 30 June 2023	2,364	3,503	68	232	1,571	7,738
The net book value of land and buildings comprises freeholds of $2,340 million (2024 – $1,970 million), long leaseholds of $2 million (2024 –
$3 million) and short leaseholds of $559 million (2024 – $546 million). Depreciation was not charged on $216 million (2024 – $182 million) of land.
Property, plant and equipment is net of a government grant of $185 million (2024 – $185 million) received in prior years in respect of the construction of a rum distillery in the US Virgin Islands.